4. EQUIPMENT (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Property, Plant and Equipment [Abstract]
Equipment
	As of September 30, 2014	As of December 31, 2013

Automobile	$25,828	$25,828
Office Equipment	5,560	5,560
Less Accumulated Depreciation	(21,991)	(17,295)

Total Property and Equipment	$9,397	$14,093

	As of December 31, 2013	As of December 31, 2012

Automobile	$25,828	$25,828
Office Equipment	5,560	2,086
Less Accumulated Depreciation	(17,295)	(11,406)

Total Property and Equipment	$14,093	$16,508